WARRANTS (Details Textual) - Investor [Member]	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Repayments of Debt	$ 180,940
Debt Conversion, Converted Instrument, Warrants or Options Issued | shares	349,522
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.23
Accrued Liabilities [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt	$ 12,138